Segment Reporting	6 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Segment Reporting

NOTE 17— SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The Company’s conducts its business in China through its wholly-owned subsidiary and entities controlled through contractual arrangements. The Company’s VIE, Xi’an App-chem, is primarily engaged in the general administration and sales of the Company’s products. The VIE’s subsidiaries are engaged in the manufacturing, research and development and raw material purchase (see Note 1).

The Company develops, manufactures and sells products to customers located in both Chinese and international markets. The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.

Revenue by region

	For the six months ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
PRC	$10,735,624	$6,362,272
Overseas	963,206	787,513
Total revenue	$11,698,830	$7,149,785

Revenue by product categories

The summary of our total revenues by product categories for the six months ended March 31, 2021 and 2020 was as follows:

	For the six months ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
Fragrance compounds	$5,957,386	$2,556,881
Health supplements (solid drinks)	4,671,082	1.065,535
Bioactive food ingredients	1,070,362	3,527,369
Total revenue	$11,698,830	$7,149,785